Schedule of Investments (unaudited) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%

State — 0.1%
Alabama Public School and College Authority, Refunding RB, Series A, 4.00%, 11/01/38	$395	$473,254

Transportation — 0.3%
Alabama Federal Aid Highway Finance Authority,
Refunding RB, Series B, 5.00%, 09/01/24	900	1,022,039

Total Municipal Bonds in Alabama		1,495,293

Arizona — 1.7%

County/City/Special District/School District — 0.2%
City of Phoenix, Refunding GO, 5.00%, 07/01/24	650	733,192

Health — 0.3%
Arizona Health Facilities Authority, Refunding RB, Series A, 4.00%, 01/01/22(a)	1,000	1,009,396

Transportation — 0.3%
Arizona Department of Transportation State Highway
Fund Revenue, Refunding RB, Sub-Series A, 5.00%, 07/01/22(a)	1,000	1,036,088

Utilities — 0.9%
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	2,982,036

Total Municipal Bonds in Arizona		5,760,712

California — 20.3%

County/City/Special District/School District — 4.3%
Coast Community College District, Refunding GO, Series A, 4.00%, 08/01/23(a)	1,000	1,069,758
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	1,086,103
El Camino Community College District Foundation, GO, CAB, Series C, 0.00%, 08/01/38(b)	680	458,518
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44.	1,350	1,633,822
Los Angeles Community College District, Refunding GO, Series A, 5.00%, 08/01/24(a)	1,000	1,133,628
Los Angeles County Facilities Inc., RB, Series A, 4.00%, 12/01/48	1,000	1,149,986
Los Angeles Unified School District, GO, Series B-1, 5.00%, 07/01/33	1,500	1,849,824
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	320,412
San Diego Community College District, Refunding GO, 4.00%, 08/01/32	500	574,823
San Diego Unified School District, GO
Series I, 5.00%, 07/01/41	1,000	1,225,727
Series I, 5.00%, 07/01/47	2,075	2,527,823
Series L, 4.00%, 07/01/49	1,000	1,162,745
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/51(b)	350	154,859

		14,348,028

Education — 2.3%
California Educational Facilities Authority, RB, Series U-6, 5.00%, 05/01/45	1,260	1,867,385
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	566,345
Series A, 4.00%, 11/01/38	500	563,774

Security	Par (000)	Value

Education (continued)
California State University, Refunding RB (continued)
Series A, 5.00%, 11/01/43	$540	$631,642
Series A, 5.00%, 11/01/48	1,030	1,267,974
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	716,016
Series AY, 5.00%, 05/15/32	500	614,114
Series AY, 5.00%, 05/15/36	1,000	1,222,821

		7,450,071

Health — 0.7%
California Health Facilities Financing Authority, RB,
Series A, 5.00%, 11/15/48	1,950	2,350,995

State — 5.8%
California State Public Works Board, RB, Series A, 5.00%, 03/01/38	1,000	1,063,413
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	250	303,461
Series C, 4.00%, 11/01/32	500	576,981
Series C, 5.00%, 11/01/34	685	827,720
State of California, GO, 5.00%, 03/01/45	1,000	1,140,829
State of California, Refunding GO 5.00%, 10/01/24	475	542,359
5.00%, 10/01/25	1,000	1,180,641
5.00%, 08/01/26	540	632,046
5.00%, 08/01/27	1,000	1,208,036
5.00%, 08/01/31	1,000	1,203,807
5.00%, 09/01/31	565	682,058
5.00%, 12/01/31	2,000	2,198,060
4.00%, 09/01/32	250	287,869
4.00%, 09/01/33	1,000	1,149,126
5.00%, 08/01/35	1,000	1,232,369
4.00%, 09/01/35	1,000	1,145,481
5.00%, 09/01/35	1,000	1,203,428
5.00%, 02/01/38	1,000	1,060,136
5.00%, 12/01/43	500	547,128
5.00%, 08/01/46	1,000	1,187,061

		19,372,009

Tobacco — 0.8%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/34	2,400	2,762,472

Transportation — 2.8%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56.	1,000	1,131,723
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	573,006
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	599,816
City of Los Angeles Department of Airports, ARB, Sub-
Series B, 5.00%, 05/15/42	1,500	1,819,597
City of Los Angeles Department of Airports, Refunding RB, Series B, 5.00%, 05/15/35	400	411,797
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(b)
Series A, (AGM), 0.00%, 01/15/36	500	360,775
Series A, (AGM), 0.00%, 01/15/37	1,000	698,879
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series E, 5.00%, 05/01/48	1,190	1,449,799

1

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series A, AMT, 4.00%, 05/01/49	$1,000	$1,125,447
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series A, Senior Lien, 5.00%, 01/15/34	1,000	1,125,129

		9,295,968

Utilities — 3.6%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,572,567
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,765,361
Los Angeles Department of Water & Power Power System Revenue, RB, Series D, 5.00%, 07/01/44	1,500	1,677,087
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series A, 5.00%, 07/01/30.	1,500	1,716,367
Series A, 5.00%, 07/01/37	1,000	1,225,922
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	621,848
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	616,171
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,550,376
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(a)	1,000	1,225,435

		11,971,134

Total Municipal Bonds in California		67,550,677

Colorado — 2.3%

County/City/Special District/School District — 0.9%
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46.	1,500	1,663,768
El Paso County School District No.20 Academy, Refunding GO, (SAW), 4.00%, 12/15/24	1,350	1,360,216

		3,023,984

Health — 0.3%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44.	1,000	1,217,362

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	568,100

Transportation — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/35	1,000	1,223,258
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	446,298

		1,669,556

Security	Par (000)	Value

Utilities — 0.4%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	$1,230	$1,238,928

Total Municipal Bonds in Colorado.		7,717,930

Connecticut — 2.2%

Health — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	1,180,415

State — 1.8%
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/24.	400	454,114
Series A, 5.00%, 10/01/29	725	790,737
Series A, 4.00%, 05/01/36	1,000	1,187,318
Series A, 4.00%, 09/01/36	430	483,972
State of Connecticut, GO
Series A, 5.00%, 10/15/23	850	932,511
Series A, 5.00%, 10/15/27	400	436,434
Series B, 5.00%, 06/15/28	400	463,646
Series B, 4.00%, 06/15/33	850	942,362
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	291,278

		5,982,372

Total Municipal Bonds in Connecticut		7,162,787

District of Columbia — 2.4%

State — 0.5%
District of Columbia, GO
Series D, 5.00%, 06/01/26	500	601,581
Series D, 4.00%, 06/01/34	1,000	1,159,122

		1,760,703

Transportation — 1.0%
Metropolitan Washington Airports Authority Aviation Revenue Refunding RB, Series A, AMT, 4.00%, 10/01/51	1,500	1,733,313
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/45	1,500	1,749,566

		3,482,879

Utilities — 0.9%
District of Columbia Water & Sewer Authority, Refunding RB
Sub-Series A, 5.00%, 10/01/45	1,510	1,745,085
Series C, Sub-Lien, 5.00%, 10/01/44	1,000	1,123,913

		2,868,998

Total Municipal Bonds in District of Columbia		8,112,580

Florida — 2.7%

County/City/Special District/School District — 0.7%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50.	1,500	1,726,037
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	590,559

		2,316,596

State — 0.3%
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,169,316

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 1.7%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	$1,000	$1,194,232
County of Broward Florida Airport System Revenue, Refunding ARB, Series Q-1, 5.00%, 10/01/22(a)	1,000	1,048,247
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	1,036,575
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,124,178
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	1,139,029

		5,542,261

Total Municipal Bonds in Florida		9,028,173

Georgia — 1.9%

County/City/Special District/School District — 0.5%
Gwinnett County School District, GO, 5.00%, 02/01/40	400	500,391
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,189,136

		1,689,527

State — 0.8%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	770,043
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	2,116,204

		2,886,247

Transportation — 0.4%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,293,109

Utilities — 0.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 05/01/25(a)	500	581,363

Total Municipal Bonds in Georgia		6,450,246

Hawaii — 0.2%

State — 0.2%
State of Hawaii, Refunding GO, Series A, 5.00%, 11/01/23	500	525,752

Illinois — 3.8%

Health — 0.3%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,172,394

State — 2.1%
Metropolitan Pier & Exposition Authority, RB, (AGM), 0.00%, 06/15/46(b)	1,105	567,335
State of Illinois, GO 5.00%, 05/01/39	1,500	1,631,050
Series C, 5.00%, 11/01/29	1,000	1,198,600
Series D, 5.00%, 11/01/24	1,000	1,132,534
Series D, 5.00%, 11/01/26	500	597,614
State of Illinois, Refunding GO 5.00%, 02/01/22	500	507,676
Series A, 5.00%, 10/01/25	500	582,553
Series A, 5.00%, 10/01/28	500	617,218

		6,834,580

Transportation — 1.4%
Chicago O’Hare International Airport, ARB, Series E, Senior Lien, 5.00%, 01/01/24.	410	452,287

Security	Par (000)	Value

Transportation (continued)
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	$1,000	$1,135,155
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,211,003
Chicago Transit Authority Capital Grant Receipts Revenue Refunding RB, 5.00%, 06/01/28	190	238,096
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	1,000	1,177,892
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25.	100	114,564
Series A, 5.00%, 01/01/30	250	317,032

		4,646,029

Total Municipal Bonds in Illinois		12,653,003

Indiana — 0.2%

State — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	114,745

Utilities — 0.2%
Indiana Finance Authority,Refunding RB, Series A, 1st Lien, 5.25%, 10/01/38.	650	650,000

Total Municipal Bonds in Indiana		764,745

Kansas — 0.7%

Health — 0.2%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47.	580	689,742

Transportation — 0.5%
State of Kansas Department of Transportation, RB 5.00%, 09/01/27	1,000	1,169,288
5.00%, 09/01/34	500	581,409

		1,750,697

Total Municipal Bonds in Kansas		2,440,439

Louisiana(a) — 0.5%

County/City/Special District/School District — 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series C-1, 2nd Lien, 5.00%, 05/01/23 .	925	994,783

State — 0.2%
State of Louisiana, Refunding GO, Series C, 5.00%, 07/15/22	500	518,990

Total Municipal Bonds in Louisiana		1,513,773

Maryland — 1.0%

State — 0.7%
State of Maryland, GO
Series A, 5.00%, 03/15/28.	450	566,998
Series A, 5.00%, 03/15/31	400	488,880
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,172,534

		2,228,412

Transportation — 0.3%
State of Maryland Department of Transportation, ARB 4.00%, 12/15/28	405	436,795
4.00%, 11/01/29	695	767,223

		1,204,018

Total Municipal Bonds in Maryland		3,432,430

3

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 3.2%

Education — 0.7%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	$500	$758,744
Massachusetts Development Finance Agency, Refunding RB, Series A, 4.00%, 07/15/36	1,000	1,144,301
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(a)	400	457,367

		2,360,412

Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34.	1,000	1,227,441

State — 2.1%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	866,409
Series A, 5.00%, 01/01/48	1,000	1,214,393
Series C, 5.00%, 05/01/29	1,000	1,074,219
Series E, 4.00%, 04/01/46	530	584,472
Series F, 5.00%, 11/01/37	500	619,309
Series F, 5.00%, 11/01/42	1,000	1,232,652
Series G, 4.00%, 09/01/32	1,325	1,520,201

		7,111,655

Total Municipal Bonds in Massachusetts		10,699,508

Michigan — 1.0%

Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	684,786

Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,246,862

State — 0.4%
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,273,576

Total Municipal Bonds in Michigan		3,205,224

Missouri — 0.9%

Transportation — 0.5%
Missouri Highway & Transportation Commission, Refunding RB, Series A, 1st Lien, 5.00%, 05/01/24	1,500	1,683,018

Utilities — 0.4%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(a)	330	382,423
Series B, 5.00%, 05/01/45	705	799,247

		1,181,670

Total Municipal Bonds in Missouri		2,864,688

New Jersey — 5.8%

County/City/Special District/School District — 0.5%
New York City Transitional Finance Authority Future Tax Secured Revenue RB, 3.00%, 08/01/41	1,500	1,604,011

Health — 0.3%
New Jersey Health Care Facilities Financing Authority RB, 4.00%, 07/01/51.	1,000	1,160,573

State — 1.6%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48.	1,000	1,215,356

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, Refunding RB
Series NN, 5.00%, 03/01/22	$500	$509,657
Series NN, 5.00%, 03/01/25	500	532,632
Series NN, 5.00%, 03/01/30	1,000	1,062,303
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,843,025

		5,162,973

Transportation — 3.4%
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/46	500	608,640
Series A, 0.00%, 12/15/25(b)	100	95,144
Series AA, 5.00%, 06/15/25	150	167,812
Series AA, 4.75%, 06/15/38	280	311,248
New Jersey Transportation Trust Fund Authority, RB, CAB(b)
Series A, 0.00%, 12/15/32.	250	196,417
Series A, 0.00%, 12/15/35	3,075	2,201,275
Series A, 0.00%, 12/15/38	530	343,298
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31.	1,000	1,172,917
Series A, 5.00%, 12/15/36	1,000	1,234,848
Series D, 5.00%, 12/15/24	250	285,369
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,119,511
New Jersey Turnpike Authority, Refunding RB
Series B, 5.00%, 01/01/23(a)	840	890,192
Series E, 5.00%, 01/01/29	1,000	1,245,414
Series E, 5.00%, 01/01/32	1,100	1,365,237

		11,237,322

Total Municipal Bonds in New Jersey		19,164,879

New York — 23.1%

County/City/Special District/School District — 5.1%
City of New York, GO
Series B-1, 5.00%, 12/01/41.	1,390	1,670,084
Series D, 5.00%, 12/01/35	500	626,954
Series D, 4.00%, 12/01/41	1,000	1,154,330
Series F-1, 5.00%, 04/01/34	1,115	1,376,135
Series F-1, 5.00%, 03/01/43	1,000	1,259,406
Series F-1, 5.00%, 03/01/50	1,000	1,243,160
City of New York, Refunding GO
Series I, 5.00%, 08/01/22(a)	835	868,589
Series I, 5.00%, 08/01/26	165	171,582
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	381,943
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	344,494
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 5.00%, 05/01/37	1,000	1,180,295
Series A-1, 5.00%, 08/01/36	500	623,829
Series A-1, 5.00%, 08/01/42	1,000	1,230,732
Series B-1, 5.00%, 08/01/40	1,500	1,775,151
Series C-2, 5.00%, 05/01/36	1,000	1,238,948
Sub-Series I, 5.00%, 05/01/42	1,620	1,733,843

		16,879,475

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 0.7%
New York State Dormitory Authority, RB, 5.00%, 10/01/45	$1,500	$2,239,779

Health — 0.4%
New York State Dormitory Authority, Refunding RB, 1st Series, 5.00%, 07/01/42.	1,000	1,205,387

State — 6.3%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/31	1,000	1,147,158
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, (SAW), 5.00%, 07/15/35	2,000	2,432,453
Series -2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,702,115
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/35	740	914,066
Series A, 5.00%, 02/15/39	1,000	1,192,959
Series A, 5.00%, 03/15/45	1,000	1,219,076
Series B, 5.00%, 03/15/42	2,000	2,042,661
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/24(c)	600	669,176
Series A, 5.00%, 03/15/28	250	315,266
Series A, 4.00%, 03/15/43	500	575,185
Series A, 3.00%, 03/15/49	1,500	1,571,657
Series D, 4.00%, 02/15/47	1,000	1,148,271
Series E, 5.00%, 03/15/27	500	615,938
Series E, 5.00%, 09/15/28(a)	5	6,358
Series E, 5.00%, 03/15/29	995	1,264,895
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/24.	1,000	1,115,569
Series A, 5.00%, 03/15/27	600	736,960
Series A, 5.00%, 03/15/39	1,000	1,263,363
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 5.00%, 10/15/24(a)	1,000	1,141,684

		21,074,810

Transportation — 5.6%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42.	910	1,073,120
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,261,194
Series B-1, 5.00%, 11/15/47	1,000	1,202,522
Series D, 5.00%, 11/15/25	1,235	1,297,259
Series D-1, 5.00%, 11/15/34(d)	1,000	1,134,645
Series E-1, 5.00%, 11/15/42	1,260	1,318,710
Sub-Series C-1, 5.00%, 11/15/34	1,000	1,214,665
New York State Thruway Authority RB, 4.00%, 03/15/56	1,000	1,144,263
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	1,000	1,137,117
Port Authority of New York & New Jersey, Refunding ARB 179th Series, 5.00%, 12/01/32	1,000	1,099,486
194th Series, 5.00%, 10/15/34	1,395	1,632,598
194th Series, 5.00%, 10/15/41	835	970,706
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	1,000	1,031,012
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,186,984

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/40	$600	$689,029
Series B, 5.00%, 11/15/38.	1,000	1,211,058

		18,604,368

Utilities — 5.0%
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	1,500	1,777,290
New York City Water & Sewer System, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,198,850
Series DD-1, 4.00%, 06/15/49	1,000	1,140,006
Series DD-2, 5.00%, 06/15/24	500	528,828
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,807,859
Series DD, 5.00%, 06/15/39	420	469,912
Series EE, 5.00%, 06/15/36	1,000	1,172,120
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	1,000	1,160,651
New York State Dormitory Authority RB, 5.00%, 10/01/48.	1,000	1,511,625
New York State Environmental Facilities Corp., Refunding RB, Series A, Subordinate, 4.00%, 06/15/46	1,475	1,635,421
Utility Debt Securitization Authority, Refunding RB
Series TE, Restructured, 5.00%, 12/15/34	1,000	1,102,585
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,200,058

		16,705,205

Total Municipal Bonds in New York.		76,709,024

North Carolina(b) — 0.3%

Transportation — 0.3%
North Carolina Turnpike Authority, RB, CAB 0.00%, 01/01/49	1,000	441,037
Series B, (AGC), 0.00%, 01/01/34	500	402,329

Total Municipal Bonds in North Carolina		843,366

Ohio — 0.9%

State — 0.1%
State of Ohio, Refunding GO, Series B, 5.00%, 09/15/25 .	510	600,588

Transportation — 0.4%
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46.	1,000	1,270,886

Utilities — 0.4%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,276,508

Total Municipal Bonds in Ohio		3,147,982

Pennsylvania — 3.8%

Health — 0.7%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,232,038
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,235,850

		2,467,888

State — 1.3%
Commonwealth of Pennsylvania, GO 1st Series, 5.00%, 03/15/29	1,000	1,154,760
2nd Series, 5.00%, 10/15/26	685	750,759

5

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/28.	$1,105	$1,343,884
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	1,168,927

		4,418,330

Transportation — 1.8%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	154,568
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	295,935
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,205,738
Series C, 5.00%, 12/01/23(a)	760	838,003
Series C, 5.00%, 12/01/43	240	261,328
Series A, Subordinate, 4.00%, 12/01/46	425	490,892
Series A, Subordinate, 4.00%, 12/01/50	480	553,302
Pennsylvania Turnpike Commission, Refunding RB,
Series A, 5.00%, 12/01/21(a)	2,000	2,015,314

		5,815,080

Total Municipal Bonds in Pennsylvania		12,701,298

South Carolina — 0.4%

County/City/Special District/School District — 0.1%
South Carolina Public Service Authority Refunding RB, 5.00%, 12/01/51	305	385,119

Utilities — 0.3%
South Carolina Public Service Authority, Refunding RB,
Series A, 4.00%, 12/01/40.	750	876,662

Total Municipal Bonds in South Carolina		1,261,781

Tennessee — 2.1%

County/City/Special District/School District — 0.3%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, 4.00%, 07/01/30	765	893,392

State — 1.5%
State of Tennessee, Refunding GO, Series A, 4.00%, 08/01/22(a)	5,000	5,159,492

Transportation — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	1,037,145

Total Municipal Bonds in Tennessee		7,090,029

Texas — 9.7%

County/City/Special District/School District — 1.4%
Carrollton-Farmers Branch Independent School District, Refunding GO(a)
Series 2018, (PSF), 4.00%, 02/15/22	310	314,259
Series A, (PSF), 4.00%, 02/15/23	445	467,393
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF), 5.00%, 02/15/44	500	553,107
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/23	800	881,599

Security	Par (000)	Value
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	$570	$665,606
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(a)	1,700	1,706,231

		4,588,195

Education — 0.1%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	495,688

Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,171,145

State — 0.7%
State of Texas, Refunding GO 5.00%, 04/01/24(a)	1,000	1,117,116
Series A, 5.00%, 10/01/36	1,000	1,165,077

		2,282,193

Transportation — 4.6%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,166,801
Series A, Senior Lien, 5.00%, 01/01/45	1,000	1,142,142
Central Texas Regional Mobility Authority, Refunding RB, Series A, Senior Lien, 5.00%, 01/01/23(a)	1,000	1,059,752
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,000	1,118,416
Central Texas Turnpike System, RB, CAB, Series A, (AMBAC), 0.00%, 08/15/30(b)	270	231,988
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,493,238
Grand Parkway Transportation Corp., RB 5.00%, 02/01/23	570	604,513
Series A, 5.00%, 10/01/35	695	860,907
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	572,141
Harris County Toll Road Authority, Refunding RB,
Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,242,103
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,223,712
Series A, 5.00%, 01/01/43	1,815	2,205,846
Series B, 5.00%, 01/01/34	1,000	1,138,691
State of Texas, Refunding GO, Series A, 5.00%, 10/01/24(a)	1,000	1,139,552

		15,199,802

Utilities — 2.5%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,149,983
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,100,226
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,131,668
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	594,793
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/36	750	771,032

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Texas Water Development Board, RB Series A, 4.00%, 10/15/37.	$1,180	$1,375,761
Series B, 5.00%, 04/15/49	1,000	1,236,216

		8,359,679

Total Municipal Bonds in Texas		32,096,702

Utah — 0.2%

State — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	527,108

Virginia — 1.9%

County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	1,094,694
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,149,415

		2,244,109

State — 0.4%
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/30	1,000	1,244,446

Transportation — 0.6%
Virginia Commonwealth Transportation Board, Refunding RB 5.00%, 09/15/23	500	546,501
5.00%, 03/15/27	285	349,959
Series A, 5.00%, 05/15/31	1,000	1,239,941

		2,136,401

Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	595,139

Total Municipal Bonds in Virginia		6,220,095

Washington — 3.4%

County/City/Special District/School District — 0.1%
Central Puget Sound Regional Transit Authority, Refunding RB, Series S-1, 5.00%, 11/01/36	485	566,245

State — 1.5%
State of Washington, GO, Series A, 5.00%, 08/01/43	1,250	1,534,039
State of Washington, Refunding GO
Series B, 5.00%, 07/01/23	1,000	1,083,927
Series B, 5.00%, 07/01/30	1,000	1,180,054
Series R, 5.00%, 07/01/31	1,000	1,143,549

		4,941,569

Transportation — 1.1%
Central Puget Sound Regional Transit Authority, RB,
Series S-1, 5.00%, 11/01/46.	1,000	1,488,294
Port of Seattle Washington, Refunding RB, Series A, 5.00%, 08/01/31	2,000	2,076,882

		3,565,176

Security	Par (000)	Value

Utilities — 0.7%
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/23(a)	$2,075	$2,248,075

Total Municipal Bonds in Washington.		11,321,065

Wisconsin — 1.2%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,181,015

State — 0.8%
State of Wisconsin, Refunding GO 5.00%, 11/01/27	770	946,842
5.00%, 11/01/29	525	644,508
Series 2, 5.00%, 11/01/26	980	1,194,001

		2,785,351

Total Municipal Bonds in Wisconsin		3,966,366

Total Long-Term Investments — 98.2% (Cost: $302,854,148)		326,427,655

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	2,645,451	2,645,715

Total Short-Term Securities — 0.8% (Cost: $2,645,837)		2,645,715

Total Investments — 99.0% (Cost: $305,499,985)		329,073,370

Other Assets Less Liabilities — 1.0%		3,423,259

Net Assets — 100.0%		$332,496,629

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares Municipal Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,146,259	$—	$(1,500,245	)(a)	$1,421	$(1,720)	$2,645,715	2,645,451	$204	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$326,427,655	$—	$326,427,655
Short-Term Securities
Money Market Funds	2,645,715	—	—	2,645,715

	$2,645,715	$326,427,655	$—	$329,073,370

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	AMBAC Assurance Corp.	RB	Revenue Bond
AMT	Alternative Minimum Tax	SAP	Subject to Appropriations
ARB	Airport Revenue Bonds	SAW	State Aid Withholding
CAB	Capital Appreciation Bonds
COP	Certificates of Participation

SCHEDULE OF INVESTMENTS	8